NOTES PAYABLE - RELATED PARTY	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
NOTES PAYABLE - RELATED PARTY
NOTE 5- NOTES PAYABLE-RELATED PARTY

On April 24, 2017, the Company entered into Promissory Note agreements for the outstanding amount of $10,000 with Hsu Wen Li who is wife of the Chris (Chi Jui) Hong, the Company’s former Chief Executive Officer and Director. The maturity of the Notes is April 24, 2018 and bear no interest.

On June 7, 2017, the Company entered into Promissory Note agreements for the outstanding amount of $10,000 with Hsu Wen Li who is wife of the Chris Hong (Chi Jui), the Company’s former Chief Executive Officer and Director. The maturity of the Notes is June 7, 2018 and bear no interest.

On July 5, 2017, the Company entered into Promissory Note agreements for the outstanding amount of $20,000 with Hsu Wen Li who is wife of the Chris (Chi Jui) Hong, the Company’s former Chief Executive Officer and Director. The maturity of the Notes is July 5, 2018 and bear no interest.

On August 11, 2017, the Company entered into Promissory Note agreements for the outstanding amount of $20,000 with Hsu Wen Li who is wife of the Chris (Chi Jui) Hong, the Company’s former Chief Executive Officer and Director. The maturity of the Notes is August 11, 2018 and bear no interest.

On May 15, 2017, the Company entered into Promissory Note agreements for the outstanding amount of $24,500 with Steve Andrew Chen who is the Company’s former Chairman of the Board of Directors. The maturity of the Notes is May 15, 2018 and bear no interest.

On July 4, 2017, the Company entered into Promissory Note agreements for the outstanding amount of $10,000 with Steve Andrew Chen, the former Company Chairman of the Board of Directors. The maturity of the Notes is July 4, 2018 and bear no interest.

On October 17, 2017, the Company repaid Steve Andrew Chen $15,032.

On April 24, 2017, the Company entered into Promissory Note agreements for the outstanding amount of $10,000 with Hsu Wen Li who is wife of the Chris (Chi Jui) Hong, the Company’s Chief Executive Officer and Director. The maturity of the Notes is April 24, 2018 and bear no interest.

On June 7, 2017, the Company entered into Promissory Note agreements for the outstanding amount of $10,000 with Hsu Wen Li who is wife of the Chris Hong (Chi Jui), the Company’s Chief Executive Officer and Director. The maturity of the Notes is June 7, 2018 and bear no interest.

On July 5, 2017, the Company entered into Promissory Note agreements for the outstanding amount of $20,000 with Hsu Wen Li who is wife of the Chris (Chi Jui) Hong, the Company’s Chief Executive Officer and Director. The maturity of the Notes is July 5, 2018 and bear no interest.

On August 11, 2017, the Company entered into Promissory Note agreements for the outstanding amount of $20,000 with Hsu Wen Li who is wife of the Chris (Chi Jui) Hong, the Company’s Chief Executive Officer and Director. The maturity of the Notes is August 11, 2018 and bear no interest.

On May 15, 2017, the Company entered into Promissory Note agreements for the outstanding amount of $24,500 with Steve Andrew Chen who is the Company’s Chairman of the Board of Directors. The maturity of the Notes is May 15, 2018 and bear no interest.

On July 4, 2017, the Company entered into Promissory Note agreements for the outstanding amount of $10,000 with Steve Andrew Chen who is the Company’s Chairman of the Board of Directors. The maturity of the Notes is July 4, 2018 and bear no interest.

On October 17, 2017, the Company repaid Steve Andrew Chen $15,032.